Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Balance at December 31, 2022	$25,093,000
Goodwill adjustment	-
Balance at June 30, 2023	$25,093,000

Goodwill balances and activity for the year ended December 31, 2022 and year ended December 31, 2021 consisted of the following:

Balance at December 31, 2021	$25,093,000
Goodwill adjustment	-
Balance at December 31, 2022	$25,093,000